Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash and cash equivalents [Abstract]
Summary of Cash on Hand and Cash Held at Bank
	December 31, 2015		December 31, 2016
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	606,845	93,454	538,660	77,651
USD	268,198	268,198	121,726	121,726
HKD	969	125	987	127
Total		361,777		199,504

Summary of Time Deposits
	December 31, 2015		December 31, 2016
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	349,099	53,760	—	—
USD	260,597	260,597	115,944	115,944
Total		314,357		115,944